Consolidated Statements of Comprehensive (Loss) Income - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Amortization	$ 79,923	$ 11,383
Consulting fees	400,317	174,200
Corporate communications and investor relations	572,810	376,076
Legal, accounting and audit	170,315	138,024
Management and directors fees	240,412	176,101
Office and general	280,796	291,963
Travel and accommodation	85,972	82,067
Stock-based compensation	515,620	500,742
Operating expenses, total	2,346,165	1,750,556
Other items
Interest income	(15,995)	(35,950)
Finance charge on lease	25,211
Income from sublease of office	(39,937)
Gain on sale of net smelter return royalty		(7,067,703)
Realized loss on sale of marketable securities	2,682,350	868,340
Change in fair value of marketable securities	(3,334,120)	3,334,120
Other operating income (expense)	(682,491)	(2,901,193)
(Loss) income and comprehensive (loss) income for the year	$ (1,663,674)	$ 1,150,637
(Loss) income per share - basic	$ (0.03)	$ 0.03
(Loss) income per share - diluted	$ (0.03)	$ 0.02
Weighted average number of shares outstanding - basic	51,169,610	42,391,792
Weighted average number of shares outstanding - diluted	51,169,610	56,057,074